Finance Costs	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
Finance cost
Finance costs:
Finance costs are primarily comprised of interest on borrowings and finance lease obligations, amortization of deferred financing fees and accretion expense associated with site restoration costs. Finance costs were $94.4 million for the year ended December 31, 2018 (2017 - $95.0 million).